MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION.
Schedule of useful lives of property plant and equipment

Property and Buildings	10-25 years
Geological Equipment and Other Facilities	2-20 years
Computer Equipment	2-5 years
Office Furniture and Equipment	5 years
Vehicles	3 years

Schedule of classifications of the Company's financial assets and liabilities

Financial assets/liabilities	Classification under IFRS 9
Cash	Amortized cost
Investments	FVTPL
Deposits	Amortized cost
Secured notes	FVTPL
Interest receivable	Amortized cost
Accounts payables and accrued liabilities	Amortized cost
Lease liabilities	Amortized cost